Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0000808362
Registrant Name	Baker Hughes Holdings LLC
Registration File Number	333-275865-02
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A